Off-take arrangement fee (Details) (Off-take agreement, Sichuan, USD $)	1 Months Ended
	Jul. 31, 2013	Sep. 30, 2013
Off-take agreement | Sichuan
Off-take arrangement fee
One-time success fee payable to third party		$ 7,800,000
Reduction in third party fee payable	$ 400,000